                              STATE STREET RESEARCH

                     --------------------------------------
                                MONEY MARKET FUND
                     --------------------------------------

                     ANNUAL REPORT

                     March 31, 1998


                     --------------------------------------
                                  WHAT'S INSIDE
                     --------------------------------------

                     FROM THE CHAIRMAN

                     Another year of solid growth

                     INVESTMENT UPDATE

                     About the Fund and the market

                     FUND INFORMATION

                     Facts and figures

                     PLUS, COMPLETE PORTFOLIO HOLDINGS
                     AND FINANCIAL STATEMENTS




-------------------
    DALBAR LOGO
-------------------

  For Excellence
        in
Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH MONEY MARKET FUND

[Photo of Ralph F. Verni]

DEAR SHAREHOLDER:
Americans have enjoyed another year of solid economic growth, low inflation and strong investment returns. Unemployment and interest rates remain low, and consumer confidence continues at near-record highs. Together these favorable factors have stimulated a boom in the housing market and stronger-than-expected retail sales. Not even an economic crisis in Southeast Asia could restrain the financial markets for long.

STOCKS
The stock market delivered a third consecutive year of double-digit gains despite a volatile year. In October 1997, the Dow Jones Industrial Average reported its largest one-day drop ever as investors expressed fear that Southeast Asian economic turmoil could spill over to the United States. Common stocks dropped again early in the first quarter of 1998, as U.S. companies released lower earnings forecasts; then rose sharply through the end of the period. The technology-heavy Nasdaq, Dow Jones Industrial Average and the S&P 500 all set record highs. Investors continued to seek the quality of large, blue-chip companies. However, smaller stocks with higher earnings growth and more attractive valuation picked up ground later in the first quarter of 1998.

After falling sharply in the fourth quarter of 1997, Southeast Asian stocks rallied in the new year. Malaysia, Thailand and Korean markets came back especially strong. In Europe, many major markets outperformed the U.S., bolstered by lower interest rates, low inflation, and a wave of corporate restructuring that is, by most accounts, just beginning to pick up steam. Japan had a modest gain during the first quarter of 1998, but hardly enough to offset three previous weak periods. What's more, the Japanese economy continues to sink into recession despite defensive efforts by the government to rescue the debt-laden financial sector.

BONDS
After a fourth quarter rally, bond markets steadied early in 1998. Treasuries were buoyed by the same energy cost cuts that briefly boosted the stock market. High-yield bonds were the star performers as investors sought more robust returns. Mortgage bonds have held steady, and global bond markets continue to benefit from Asia's economic difficulties.

WHAT'S AHEAD
The combination of moderate economic growth and no significant inflation is likely to keep short-term interest rates unchanged for the period ahead. Although it would be imprudent to expect the stock market to continue to generate double-digit gains, a more modest, positive trend seems likely.

With inflation and government spending under control, bond markets are well positioned to reap any gains that could accrue from any future interest rate cut. In fact, the possibility that the U.S. could have its first federal budget surplus could provide the downward pressure on rates that would be necessary to lift the bond market.

As always, it makes sense for investors to put the market's short-term performance in perspective. Maintain a diversified portfolio, and let your long-term goals lead your investment decisions. Talk to your financial professional if you have any questions or concerns about the markets. Thank you for investing with State Street Research.

    Sincerely,
/s/ Ralph F. Verni
    Ralph F. Verni, Chairman
    March 31, 1998


--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------
THE MARKET

o Money market rates held steady throughout 1997 and trended slightly lower in early 1998, because of the possibility that the Federal Reserve Board could implement a less restrictive monetary policy. The yield on the 90-day U.S. Treasury bill fell from 5.33% on March 31, 1997 to 5.12% on March 31, 1998.

o Although longer-term interest rates fluctuated with investors' expectations of the effects of economic strength on future inflation, inflation has remained well contained.

o Money market fund yields typically lag interest rate movements. Therefore, the Fund's yield won't immediately reflect any recent change in short-term interest rates.

THE FUND
o Money Market Fund's yield rose from 4.69% on March 31, 1997 to 4.96% on March 31, 1998 (for Class E shares) in response to the increase in the Federal Funds rate in March 1997.

o The Fund's weighted average maturity was 47 days as of March 31, 1998, approximately 10 days shorter than the industry average. (Please see the glossary below for more about weighted average maturity.)

o Money Market Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well-balanced investment portfolio.

An investment in Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1.00 per share.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1998)
--------------------------------------------------------------------------------
7-DAY YIELD
--------------------------------------------------------------------------------
Class B                                                                  3.96%
--------------------------------------------------------------------------------
Class C                                                                  3.96%
--------------------------------------------------------------------------------
Class E                                                                  4.96%
--------------------------------------------------------------------------------
Class S                                                                  4.96%
--------------------------------------------------------------------------------

The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

Before November 1, 1997 Class C shares were designated Class D, and Class S shares were designated Class C.

INTEREST RATES
(March 31, 1997 to March 31, 1998)

[graphic omitted]

             30-Year           10-Year           90-Day             90-Day
          Treasury Bonds    Treasury Notes   Treasury Bills    Commercial Paper
-------------------------------------------------------------------------------
 3/97         7.095%           6.905%            5.307%             5.770%
 4/97         6.954%           6.709%            5.238%             5.750%
 5/97         6.910%           6.661%            4.934%             5.680%
 6/97         6.780%           6.491%            5.172%             5.630%
 7/97         6.299%           6.009%            5.227%             5.550%
 8/97         6.611%           6.339%            5.215%             5.560%
 9/97         6.403%           6.107%            5.094%             5.530%
10/97         6.154%           5.833%            5.194%             5.580%
11/97         6.041%           5.855%            5.194%             5.710%
12/97         5.924%           5.741%            5.342%             5.850%
 1/98         5.805%           5.512%            5.183%             5.410%
 2/98         5.919%           5.616%            5.308%             5.470%
 3/98         5.932%           5.651%            5.125%             5.500%


GLOSSARY
YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
March 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL              MATURITY                VALUE
                                                           AMOUNT                 DATE                 (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 100.1%
AUTOMOTIVE 7.4%
Ford Motor Credit Co., 5.49% .....................      $  6,600,000            6/12/1998            $  6,527,532
General Motors Acceptance Corp., 5.44% ...........         4,100,000            5/01/1998               4,081,413
General Motors Acceptance Corp., 5.44% ...........         3,200,000            5/15/1998               3,178,724
General Motors Acceptance Corp., 5.48% ...........         5,000,000            6/12/1998               4,945,200
                                                                                                     ------------
                                                                                                       18,732,869
                                                                                                     ------------
BANK 14.8%
Canadian Imperial Holdings, Inc., 5.45% ..........         8,000,000            5/13/1998               7,949,180
Canadian Imperial Holdings, Inc., 5.43% ..........         5,000,000            5/20/1998               4,963,046
J.P. Morgan & Co. Inc., 5.40% ....................         5,000,000            5/15/1998               4,967,000
J.P. Morgan & Co. Inc., 5.43% ....................         3,000,000            5/15/1998               2,980,090
J.P. Morgan & Co. Inc., 5.44% ....................         2,000,000            5/21/1998               1,984,889
J.P. Morgan & Co. Inc., 5.48% ....................         2,300,000            6/15/1998               2,273,742
Toronto Dominion Holdings, Inc., 5.57% ...........         6,200,000            4/07/1998               6,194,244
Toronto Dominion Holdings, Inc., 5.46% ...........         6,000,000            4/09/1998               5,992,720
                                                                                                     ------------
                                                                                                       37,304,911
                                                                                                     ------------
CANADIAN 7.1%
Canadian Wheat Board, 5.40% ......................         2,800,000            4/22/1998               2,791,180
Canadian Wheat Board, 5.40% ......................         6,200,000            4/24/1998               6,178,610
Province of British Columbia, 5.41% ..............         2,900,000            6/01/1998               2,873,416
Province of Quebec, 5.47% ........................         6,000,000            6/30/1998               5,917,950
                                                                                                     ------------
                                                                                                       17,761,156
                                                                                                     ------------
CHEMICAL 9.7%
E.I. Du Pont De Nemours & Co., 5.39% .............         5,000,000            4/27/1998               4,980,536
E.I. Du Pont De Nemours & Co., 5.41% .............         6,000,000            4/29/1998               5,974,753
Monsanto Co., 5.48% ..............................         1,000,000            4/24/1998                 996,550
Monsanto Co., 5.38% ..............................         5,000,000            5/12/1998               4,969,364
Monsanto Co., 5.45% ..............................         5,000,000            5/12/1998               4,968,965
Monsanto Co., 5.38% ..............................         2,630,000            5/13/1998               2,613,493
                                                                                                     ------------
                                                                                                       24,503,661
                                                                                                     ------------
DIVERSIFIED 4.1%
Cargill Inc., 6.00% ..............................         3,724,000            4/01/1998               3,724,000
Cargill Inc., 5.72% ..............................         6,610,000            4/02/1998               6,608,950
                                                                                                     ------------
                                                                                                       10,332,950
                                                                                                     ------------
ELECTRIC 2.0%
Florida Power Corp., 5.50% .......................         5,000,000            5/21/1998               4,961,805
                                                                                                     ------------
ELECTRICAL EQUIPMENT 5.0%
General Electric Capital Corp., 5.48% ............         6,900,000            5/22/1998               6,846,433
General Electric Capital Corp., 5.48% ............         5,700,000            6/01/1998               5,647,072
                                                                                                     ------------
                                                                                                       12,493,505
                                                                                                     ------------
FINANCIAL SERVICE 30.7%
American General Finance Corp., 5.50% ............         8,000,000            7/06/1998               7,882,667
American General Finance Corp., 5.50% ............         4,000,000            7/13/1998               3,937,055
Associates Corp. of North America, 5.49% .........         5,900,000            6/11/1998               5,836,118
BankAmerica Corp., 5.48% .........................         6,000,000            4/10/1998               5,991,780
Beneficial Corp., 5.46% ..........................         4,500,000            5/06/1998               4,476,112
Beneficial Corp., 5.50% ..........................         5,000,000            6/26/1998               4,934,306
Beneficial Corp., 5.50% ..........................         3,000,000            7/13/1998               2,952,792
Chevron USA Inc., 5.48% ..........................        10,000,000            6/05/1998               9,901,055
CIT Group Holdings Inc., 5.44% ...................         9,000,000            5/28/1998               8,922,480
Commercial Credit Co., 5.48% .....................         4,000,000            6/22/1998               3,950,071
Goldman Sachs Group LP, 5.47% ....................         1,000,000            4/06/1998                 999,250
Household Finance Corp., 5.68% ...................         5,000,000            4/06/1998               4,996,056
Merrill Lynch & Company Inc., 5.46% ..............         5,000,000            4/09/1998               4,993,933
Merrill Lynch & Company Inc., 5.43% ..............         5,500,000            4/30/1998               5,475,942
Merrill Lynch & Company Inc., 5.45% ..............         1,000,000            5/13/1998                 993,642
Merrill Lynch & Company Inc., 5.49% ..............         1,000,000            6/12/1998                 989,020
                                                                                                     ------------
                                                                                                       77,232,279
                                                                                                     ------------
FOOD & BEVERAGE 6.9%
Coca-Cola Co., 5.43% .............................        12,500,000            4/17/1998              12,470,222
H.J. Heinz Co., 5.45% ............................         5,000,000            4/14/1998               4,990,160
                                                                                                     ------------
                                                                                                       17,460,382
                                                                                                     ------------
MACHINERY 4.8%
John Deere Capital Corp., 5.44% ..................         7,500,000            4/30/1998               7,467,133
John Deere Capital Corp., 5.43% ..................         4,700,000            5/18/1998               4,666,681
                                                                                                     ------------
                                                                                                       12,133,814
                                                                                                     ------------
RETAIL TRADE 7.6%
J.C. Penney Funding Corp., 5.50% .................         7,000,000            7/01/1998               6,902,681
Sears Roebuck Acceptance Corp., 5.44% ............         2,000,000            5/06/1998               1,989,422
Sears Roebuck Acceptance Corp., 5.44% ............         2,000,000            5/13/1998               1,987,307
Sears Roebuck Acceptance Corp., 5.50% ............         8,300,000            6/19/1998               8,199,823
                                                                                                     ------------
                                                                                                       19,079,233
                                                                                                     ------------
Total Commercial Paper (Cost $251,996,565) ..............................................             251,996,565
                                                                                                     ------------
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co., dated 3/31/98,
  4.25%, repurchase proceeds $993,117,
  collateralized by, $1,005,000 U.S. Treasury
  Note, 5.875%, due 1/31/99, market value
  $1,006,256 .....................................           993,000            4/01/1998                 993,000
                                                                                                     ------------
Total Repurchase Agreements (Cost $993,000) .............................................                 993,000
                                                                                                     ------------
Total Investments (Cost $252,989,565) - 100.5% ..........................................             252,989,565
Cash and Other Assets, Less Liabilities - (0.5%) ........................................              (1,133,623)
                                                                                                     ------------
Net Assets - 100.0% .....................................................................            $251,855,942
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1998

ASSETS
Investments, at value (Cost $252,989,565) (Note 1) ..............   $252,989,565
Cash ............................................................            134
Receivable for fund shares sold .................................      3,229,161
Receivable from Distributor (Note 3) ............................         44,480
Other assets ....................................................         26,519
                                                                    ------------
                                                                     256,289,859
LIABILITIES
Payable for fund shares redeemed ................................      3,868,602
Accrued transfer agent and shareholder services (Note 2) ........        167,076
Dividends payable ...............................................        150,056
Accrued management fee (Note 2) .................................        105,511
Accrued trustees' fees (Note 2) .................................         16,326
Accrued distribution and service fees (Note 5) ..................         13,907
Other accrued expenses ..........................................        112,439
                                                                    ------------
                                                                       4,433,917
                                                                    ------------
NET ASSETS ......................................................   $251,855,942
                                                                    ============

Net Assets consist of:
  Paid-in capital ...............................................   $251,855,942
                                                                    ============
Net Asset Value and offering price per share of Class B shares
  ($14,567,090 / 14,567,090 shares)* ............................          $1.00
                                                                           =====
Net Asset Value and offering price per share of Class C shares
  ($2,314,026 / 2,314,026 shares)* ..............................          $1.00
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($221,475,031 / 221,475,031 shares) ...........................          $1.00
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($13,499,795 / 13,499,795 shares) .............................          $1.00
                                                                           =====

--------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended March 31, 1998

INVESTMENT INCOME
Interest ........................................................   $13,822,338
EXPENSES
Management fee (Note 2) .........................................     1,219,931
Transfer agent and shareholder services (Note 2) ................       557,033
Custodian fee ...................................................       107,214
Reports to shareholders .........................................        40,021
Distribution and service fees-Class B (Note 5) ..................       151,763
Distribution and service fees-Class C (Note 5) ..................        11,029
Registration fees ...............................................        69,977
Trustees' fees (Note 2) .........................................        30,318
Audit fee .......................................................        25,595
Legal fees ......................................................        16,806
Miscellaneous ...................................................        15,433
                                                                    -----------
                                                                      2,245,120
Expenses borne by the Distributor (Note 3) ......................      (494,474)
                                                                    -----------
                                                                      1,750,646
                                                                    -----------
Net investment income and net increase in net assets resulting
  from operations ...............................................   $12,071,692
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                         YEARS ENDED MARCH 31
                                                                 -------------------------------------
                                                                     1997                      1998
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net increase resulting from
  operations ..............................................       $ 10,662,268            $ 12,071,692
                                                                  ------------            ------------
Dividends from net investment income:
  Class B .................................................           (492,831)               (608,692)
  Class C .................................................            (25,541)                (44,252)
  Class E .................................................         (9,409,336)            (10,636,161)
  Class S .................................................           (734,560)               (782,587)
                                                                  ------------            ------------
                                                                   (10,662,268)            (12,071,692)
                                                                  ------------            ------------

Net increase (decrease) from fund share transactions
  (Note 6) ................................................         (3,137,041)             27,845,850
                                                                  ------------            ------------

Total increase (decrease) in net assets ...................         (3,137,041)             27,845,850

NET ASSETS
Beginning of year .........................................        227,147,133             224,010,092
                                                                  ------------            ------------
End of year ...............................................       $224,010,092            $251,855,942
                                                                  ============            ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 1998

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class E shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 1998, the fees pursuant to such agreement amounted to $1,219,931.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended March 31, 1998, the amount of such expenses was $106,277.

The fees of the Trustees not currently affiliated with the Adviser amounted to $30,318 during the year ended March 31, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended March 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $494,474.

NOTE 4

For the year ended March 31, 1998, purchases and sales, including maturities, of securities aggregated $2,531,914,011 and $2,514,344,898, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 1998, fees pursuant to such plan amounted to $151,763 and $11,029 for Class B and Class C shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $10,835 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $185,067 and $6,967 on redemptions of Class B and Class C shares, respectively, during the year ended March 31, 1998.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At March 31, 1998, Metropolitan owned 73,599 Class B shares, 390,722 Class C shares and 473,126 Class S shares and Metropolitan and certain of its affiliates held of record 43,148,887 Class E shares of the Fund.

Share transactions were as follows:

                                                       YEARS ENDED MARCH 31
                           ----------------------------------------------------------------------------
                                           1997                                   1998
                           -------------------------------------  -------------------------------------
CLASS B                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............        28,609,585        $ 28,609,585         38,774,433       $  38,774,433
Issued upon reinvestment
  of dividends ..........           414,928             414,928            522,933             522,933
Shares repurchased ......       (24,926,640)        (24,926,640)       (40,711,796)        (40,711,796)
                               ------------        ------------       ------------       -------------
Net increase (decrease) .         4,097,873        $  4,097,873         (1,414,430)      $  (1,414,430)
                               ============        ============       ============       =============

CLASS C (FORMERLY CLASS D)        SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............        29,948,381        $ 29,948,381         20,294,283       $  20,294,283
Issued upon reinvestment
  of dividends ..........            15,948              15,948             31,087              31,087
Shares repurchased ......       (30,968,955)        (30,968,955)       (18,970,254)        (18,970,254)
                               ------------        ------------       ------------       -------------
Net increase (decrease) .        (1,004,626)       $ (1,004,626)         1,355,116       $   1,355,116
                               ============        ============       ============       =============

CLASS E                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............       785,239,791        $785,239,791        903,590,545       $ 903,590,545
Issued upon reinvestment
  of dividends ..........         6,052,998           6,052,998          7,580,531           7,580,531
Shares repurchased ......      (796,041,966)       (796,041,966)      (882,055,600)       (882,055,600)
                               ------------        ------------       ------------       -------------
Net increase (decrease) .        (4,749,177)       $ (4,749,177)        29,115,476       $  29,115,476
                               ============        ============       ============       =============

CLASS S (FORMERLY CLASS C)        SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .............        32,645,556        $ 32,645,556         39,426,406       $  39,426,406
Issued upon reinvestment
  of dividends ..........           675,535             675,535            670,467             670,467
Shares repurchased ......       (34,802,202)        (34,802,202)       (41,307,185)        (41,307,185)
                               ------------        ------------       ------------       -------------
Net decrease ............        (1,481,111)       $ (1,481,111)        (1,210,312)      $  (1,210,312)
                               ============        ============       ============       =============

STATE STREET RESEARCH MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                  CLASS B
                                           ---------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                           ---------------------------------------------------------------------------------
                                             1994(1)              1995              1996             1997              1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.012               0.032             0.041             0.037             0.040
  Dividends from net investment
    income ($)                              (0.012)             (0.032)           (0.041)           (0.037)           (0.040)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====
Total return(2) (%)                           1.27(3)             3.27              4.16              3.72              4.09

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of year ($
  thousands)                                 3,028               9,322            11,884            15,982            14,567

Ratio of operating expenses to
  average net assets (%)*                     1.75(4)             1.75              1.75              1.75              1.65

Ratio of net investment income to
  average net assets (%)*                     1.54(4)             3.53              4.06              3.69              4.01

*Reflects voluntary assumption of
  fees or expenses per share
  in each year (Note 3) ($)                  0.007               0.004             0.003             0.002             0.002


                                                                        CLASS C (FORMERLY CLASS D)
                                           ---------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                           ---------------------------------------------------------------------------------
                                             1994(1)              1995              1996             1997              1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.013               0.032             0.041             0.037             0.040
  Dividends from net investment
    income ($)                              (0.013)             (0.032)           (0.041)           (0.037)           (0.040)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====
Total return(2) (%)                           1.30(3)             3.28              4.16              3.72              4.09

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of year ($
  thousands)                                   174                 842             1,964               959             2,314

Ratio of operating expenses to
  average net assets (%)*                     1.75(4)             1.75              1.75              1.75              1.65

Ratio of net investment income to
  average net assets (%)*                     1.54(4)             3.30              4.08              3.68              4.01

*Reflects voluntary assumption of
  fees or expenses per share
  in each year (Note 3) ($)                  0.002               0.005             0.003             0.002             0.002

----------------------------------------------------------------------------------------------------------------------------
(1)  June 1, 1993 (commencement of share class designations) to March 31, 1994.
(2)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3)  Not annualized.
(4)  Annualized.

                                                                                  Class E
                                          ----------------------------------------------------------------------------------
                                                                           Years ended March 31
                                          ----------------------------------------------------------------------------------
                                             1994(5)              1995              1996             1997              1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.025               0.042             0.051             0.047             0.050

  Dividends from net investment
    income ($)                              (0.025)             (0.042)           (0.051)           (0.047)           (0.050)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====

Total return(2) (%)                           2.48                4.31              5.20              4.78              5.12

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of year
  ($ thousands)                            138,129             150,491           197,109           192,360           221,475

Ratio of operating expenses to
  average net assets (%)*                     0.75                0.75              0.75              0.75              0.65

Ratio of net investment income to
  average net assets (%)*                     2.46                4.26              5.06              4.69              5.01

*Reflects voluntary assumption of
  fees or expenses per share
  in each year (Note 3) ($)                  0.003               0.006             0.003             0.002             0.002


                                                                        CLASS S (FORMERLY CLASS C)
                                        ------------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                        ------------------------------------------------------------------------------------
                                              1994(1)             1995              1996             1997             1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.021               0.042             0.051             0.047             0.050
  Dividends from net investment
    income ($)                              (0.021)             (0.042)           (0.051)           (0.047)           (0.050)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====
Total return(2) (%)                           2.08(3)             4.31              5.20              4.78              5.12

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of year
  ($ thousands)                              1,786               7,886            16,191            14,710            13,500

Ratio of operating expenses to
  average net assets (%)*                     0.75(4)             0.75              0.75              0.75              0.65

Ratio of net investment income to
  average net assets (%)*                     2.54(4)             4.66              5.03              4.69              5.01

*Reflects voluntary assumption of
  fees or expenses per share
  in each year (Note 3) ($)                  0.006               0.003             0.003             0.002             0.002

----------------------------------------------------------------------------------------------------------------------------
(1) June 1, 1993 (commencement of share class designations) to March 31, 1994.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.
(5) Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST AND
THE SHAREHOLDERS OF STATE STREET RESEARCH MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 8, 1998

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Money Market Fund ("Fund"), a series of State Street Research Money Market Trust ("Trust"), was convened on December 19, 1997 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                     VOTES (MILLIONS OF
                                                           SHARES)
                                                  -----------------------
ACTION ON PROPOSAL                                  FOR        WITHHELD
-------------------------------------------------------------------------
1. The following persons were elected as Trustees:
   Steve A. Garban ..............................  137.9          3.7
   Malcolm T. Hopkins ...........................  137.9          3.8
   Thomas L. Phillips ...........................  137.9          3.8
   Toby Rosenblatt ..............................  137.8          3.9
   Ralph F. Verni ...............................  137.7          3.9


                                                   VOTES (MILLIONS OF SHARES)
                                                  ----------------------------
ACTION ON PROPOSAL                                 FOR     AGAINST    ABSTAIN
--------------------------------------------------------------------------------
2.   The Fund's fundamental policy regarding
     investments in illiquid securities was
     amended and was reclassified from
     fundamental to nonfundamental  ............  126.6      5.8        8.7

3.   The Fund's fundamental policy regarding
     industry concentration was amended ........  126.8      5.5        8.7

4.   The Fund's fundamental policies regarding
     diversification of investments were amended  127.7      5.3        8.0

5.   The Fund's fundamental policy on lending
     was amended to clarify the permissibility
     of securities lending .....................  125.3      7.1        8.6

6.   The Fund's policy regarding investments in
     securities of companies with less than
     three (3) years' continuous operation was
     eliminated ................................  119.8     12.7        8.4

7.   The Master Trust Agreement was not amended
     to permit the Trustees to reorganize, merge
     or liquidate a fund without prior
     shareholder approval ......................  117.2     15.4        8.4

8.   The Master Trust Agreement was amended to
     eliminate specified time permitted between
     the record date and any shareholders
     meeting ...................................  123.8      8.2        9.0

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         DYANN H. COWLING                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                JOANNE C. MULLIGAN                     Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       THOMAS A. SHIVELY                      Former Vice Chairman of the
Boston, MA 02111                           Vice President                         Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       GERARD P. MAUS
State Street Research                      Treasurer                              EDWARD M. LAMONT
Service Center                                                                    Formerly in banking (Morgan
P.O. Box 8408                              JOSEPH W. CANAVAN                      Guaranty Trust Company of
Boston, MA 02266-8408                      Assistant Treasurer                    New York); presently engaged
1-800-562-0032                                                                    in private investments and
                                           DOUGLAS A. ROMICH                      civic affairs
CUSTODIAN                                  Assistant Treasurer
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              FRANCIS J. MCNAMARA, III               Associate, Saltonstall & Co.
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110                                                                  DEAN O. MORTON
                                           DARMAN A. WING                         Retired; formerly Executive
LEGAL COUNSEL                              Assistant Secretary and                Vice President, Chief
Goodwin, Procter & Hoar LLP                Assistant General Counsel              Operating Officer and Director,
Exchange Place                                                                    Hewlett-Packard Company
Boston, MA 02109                           AMY L. SIMMONS
                                           Assistant Secretary                    TOBY ROSENBLATT
INDEPENDENT ACCOUNTANTS                                                           President,
Price Waterhouse LLP                                                              The Glen Ellen Company
160 Federal Street                                                                Vice President,
Boston, MA 02110                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND                     -------------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Permit #20
                                                            Holliston, MA 01746
                                                            -------------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 4927-980521(0699)SSR-LD
                                                                    MM-572D-0598